Account Receivable	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Receivables [Abstract]
Account Receivable

6. ACCOUNT RECEIVABLE

	Period Ended	Year Ended
	December 31, 2018	March 31, 201
	(Unaudited )	(Restated)

Account receivable	$108,492	$21,708

As of December 31, 2018 and March 31,2018, account receivable represent outstanding payment from participants that have attended the workshops amounted to $ 108,492 and $21,708 respectively.

6. ACCOUNT RECEIVABLE

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
	(Restated)	(Restated)
Account receivable	$21,708	$2,187

As of March 31, 2018 and March 31,2017, account receivable represent outstanding payment from participants that have attended the workshops amounted to $ 21,708 and $2,187 respectively.